Deferred Revenue - Schedule of Non-Refundable Entrance Fees (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Nonrefundable Entrance Fees [Roll Forward]
Opening balance			$ 669,528	$ 615,723	$ 615,723
Additions			122,143		152,717
Acquisitions			5,362
Amortization	$ 30,000	$ 24,000	84,812	71,813	98,912	$ 88,995
Closing balance	712,221		$ 712,221		$ 669,528	$ 615,723
Proceeds from nonrefundable entrance fees	$ 47,000	$ 37,000		$ 108,000